Hedging activities and derivatives - Summary Of Hedge Reserve Movement (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about hedges [line items]
Beginning balance		₨ 64,745	₨ 78,848	₨ 81,844
Gain / (loss) recognised on cash flow hedges	$ 55	4,201	(5,065)	2,220
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)			1,465
Income tax relating on cash flow hedges	(10)	(750)	(1,532)	1,856
Closing balance	47	3,566	(4,072)	(636)
Ending balance	1,666	126,373	64,745	78,848
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Beginning balance	(54)	(4,061)	(300)	(429)
Gain / (loss) recognised on cash flow hedges	25	1,878	(5,104)	1,373
(Gain) / loss reclassified to profit or loss (under head finance costs)	(3)	(212)	(58)	8
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	12	907	(9)	559
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	21	1,629	106	280
Income tax relating on cash flow hedges	5	411	1,365	(2,157)
Closing balance	7	552	(4,000)	(366)
Less: Non-controlling interest movement	2	116	(61)	66
Ending balance	9	668	(4,061)	(300)
Cost Of Hedge Reserve On Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Beginning balance	(15)	(1,161)	(785)	(82)
Effective portion of changes in fair value	(81)		(2,354)	(2,119)	₨ (6,128)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	62	4,740	1,773	1,119
Amount transferred to property, plant and equipment			42
Income tax relating on cash flow hedges	4	338	167	301
Closing balance	(29)	(2,211)	(1,157)	(781)
Less: Non-controlling interest movement	3	215	(4)	(4)
Ending balance	(26)	(1,996)	(1,161)	(785)
Total Hedge Reserve [Member]
Disclosure of detailed information about hedges [line items]
Beginning balance	(69)	(5,222)	(1,085)	(511)
OCI for the year	47	3,563	(4,072)	(636)
Attributable to non-controlling interests	4	331	(65)	62
Ending balance	$ (18)	₨ (1,328)	₨ (5,222)	₨ (1,085)